Unaudited Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Result for the year	€ (12,179)	€ (2,692)	€ (22,258)	€ (10,350)
Adjustments for:
Other income	(158)		(380)
Depreciation	675	711	1,353	1,402
Share-based compensation	909	628	1,667	1,364
Financial income and expense	(139)	(513)	(647)	(1,001)
Results related to financial liabilities measured at fair value through profit or loss	104	(195)	(178)	(127)
Income tax expenses	18	(200)	18	(197)
Changes in working capital	(1,178)	(4,614)	(7,900)	(13,838)
Cash used in operations	(11,948)	(6,875)	(28,325)	(22,747)
Corporate income tax (paid)/received	(18)	199	(18)	196
Interest received	617	610	1,405	1,542
Interest paid	(52)	(190)	(261)	(379)
Net cash used in operating activities	(11,401)	(6,256)	(27,199)	(21,388)
Cash flow from investing activities
Increase in financial asset - current				(17,000)
Purchases of property, plant and equipment	(101)	(267)	(325)	(999)
Net cash used in investing activities	(101)	(267)	(325)	(17,999)
Cash flow from financing activities
Proceeds from exercise of share options		12	67	174
Repayment of lease liability	(293)	(294)	(860)	(875)
Net cash used in financing activities	(293)	(282)	(793)	(701)
Net decrease in cash and cash equivalents	(11,795)	(6,805)	(28,317)	(40,088)
Currency effect cash and cash equivalents	(854)	62	(1,326)	133
Cash and cash equivalents at beginning of the period	132,414	85,713	149,408	118,925
Cash and cash equivalents at the end of the period	€ 119,765	€ 78,970	€ 119,765	€ 78,970